Events after the balance sheet date - Summary of exercising option to redeem outstanding principal amount (Detail) - Jan. 11, 2021 - Event After Reporting Date [Member] € in Millions, $ in Millions	EUR (€)	AUD ($)
1.500% Notes due 2025
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Jan. 28, 2021
Issuer	ABISA
Title of series of notes issued exchanged	1.500% Notes due 2025
Currency	EUR
Original principal amount outstanding | €	€ 2,147
Principal amount not redeemed | €	€ 2,147
3.750% Notes due 2024
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Jan. 27, 2021
Issuer	ABIWW
Title of series of notes issued exchanged	3.750% Notes due 2024
Currency	AUD
Original principal amount outstanding | $		$ 650
Principal amount not redeemed | $		$ 650